Registration No. 333-20177
                                                              ICA No. 811- 08655


    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 13, 2000

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:        [X]


                         Post-Effective Amendment No. 8

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:    [X]

                                 Amendment No. 9

                        (Check Appropriate Box or Boxes)

                               QUESTAR FUNDS,INC.
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

                         The Hauppauge Corporate Center
                                150 Motor Parkway
                            Hauppauge, New York 11788
                            -------------------------
               (Address of Principal Executive Offices)(Zip Code)

                                 (631) 951-0500
                                 --------------
              (Registrant's Telephone Number, Including Area Code)

                                  Michael Miola
                               Questar Funds, Inc.
                         The Hauppauge Corporate Center
                                150 Motor Parkway
                            Hauppauge, New York 11788
                            -------------------------
                     (Name and Address of Agent For Service)

                                 WITH A COPY TO:
                                 --------------

                             Thomas R. Westle, Esq.
                             Spitzer & Feldman P.C.
                                 405 Park Avenue
                               New York, NY 10022

                 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE
                 -----------------------------------------------
                 (Approximate Date of Proposed Public Offering)

                             SHARES OF COMMON STOCK
                             ----------------------
                     (Title of Securities Being Registered)

                       AZZAD/DOW JONES ETHICAL MARKET FUND

                   (AN ENHANCED INDEX MUTUAL FUND BASED ON THE
              EXTRA LIQUID VERSION OF THE DOW JONES ISLAMIC MARKET
                                     INDEX)




                         PROSPECTUS DATED ________, 2000



                                     [LOGO]



The Azzad/Dow Jones Ethical Market Fund (the "Fund"), a series of Questar Funds, Inc., seeks to provide investors with annual returns which, after expenses, match or exceed the annualized performance of the U.S. component securities of the Dow Jones Islamic Market Extra Liquid Index, a sub-index of the Dow Jones Islamic Market Index.

This Prospectus, dated __________, 2000, concisely describes the information about the Fund that you ought to know before investing. Please read it carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") about the Fund, dated ____________, 2000, is available free of charge. The address of the Company is Questar Funds, Inc., The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788 or telephone
(877) XXX-XXXX. The SAI has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
-----------------



RISK RETURN SUMMARY.............................................................

PERFORMANCE.....................................................................

FEES AND EXPENSES...............................................................

INVESTMENT STRATEGIES...........................................................

COMPLIANCE WITH SHARI`AH LAW....................................................

MAIN RISKS......................................................................

MANAGEMENT......................................................................

YOUR ACCOUNT....................................................................

HOW TO OPEN AN ACCOUNT AND PURCHASE SHARES......................................

HOW TO SELL (REDEEM) SHARES.....................................................

WHEN AND HOW NAV IS DETERMINED..................................................

DISTRIBUTIONS...................................................................

FEDERAL TAX CONSIDERATIONS......................................................

PERFORMANCE COMPARISONS.........................................................

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT.........................

COUNSEL AND INDEPENDENT AUDITORS................................................

FINANCIAL HIGHLIGHTS............................................................

ORGANIZATION....................................................................

FOR MORE INFORMATION............................................................

RISK RETURN SUMMARY
-------------------

The following discussion describes the investment objective and principal investment strategies and risks of the Fund. The investment objective is a fundamental policy and cannot be changed without the approval of a majority of the Fund's outstanding shares. As with any mutual fund, there can be no guarantee that the investment objective of the Fund will be achieved.

[GRAPHIC OMITTED]
INVESTMENT OBJECTIVE

The Fund's investment objective is to provide investors with annual returns which, after expenses, match or exceed the annualized performance of the U.S. component stocks of the Dow Jones Islamic Market Extra Liquid Index (the "IMXL")1, a sub-index of the Dow Jones Islamic Market Index ("DJIM"). The DJIM is a globally diversified compilation of common stocks considered by the Dow Jones' Shari`ah Supervisory Board to be compliant with Shari`ah law.


[GRAPHIC OMITTED]
PRINCIPAL INVESTMENT STRATEGIES

         The Fund seeks to achieve its investment objective by investing substantially all of its net assets in the U.S. component stocks of the IMXL, an unmanaged index that tracks the 100 most liquid U.S. and non-U.S. common stocks listed on the DJIM. The Fund is principally invested in large capitalization companies but may include mid-capitalization companies as well provided that these companies are included in the IMXL. The investment adviser, Azzad Asset Management, Inc., seeks to achieve and maintain a correlation between the Fund's investment portfolio and the U.S. component securities of the IMXL of at least 0.95, after expenses. A correlation of 1.00 would mean that the Fund and U.S. component securities of the IMXL were perfectly correlated.

         The investment adviser will allocate 75% of the Fund's net assets to each of the U.S. component securities of the IMXL according to the weightings assigned to such securities in the IMXL (after adjustment to reflect the exclusion of all non-U.S. component stocks). The investment adviser seeks to enhance the Fund's performance by investing up to 25% of the Fund's net assets in the top 10 U.S. component securities of the IMXL that have the highest current dividend yield.2 The percentage of the Fund's investments in each of these securities is weighted according to dividend yield so that a greater portion of the allocation is invested in the stocks with the highest dividend yield.


--------
(1) "Dow Jones", "Dow Jones Islamic Market Index" and "Dow Jones Islamic Market Extra Liquid Index " are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Fund's investment adviser other than the licensing of the Dow Jones Islamic Market Index and its service marks for use in connection with the Fund. This Fund is not sponsored, endorsed, sold, or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Fund.
(2) All dividend payments to the Fund will be subject to a purification process (see description of the purification of income from dividends on Page 7) according to the methodology formulated by Dow Jones and approved by the Azzad Shari`ah Board. A portion of each dividend may be deemed prohibited as it relates to interest income earned by a particular company in the IMXL. The portion of the dividend deemed prohibited will be treated as interest income and will be segregated to the charitable account.

ETHICAL INVESTING - COMPLIANCE WITH SHARI`AH LAW

         The Fund is designed to provide investors with an ethical investment alternative that is consistent with the body of Islamic laws known as Shari`ah. Generally, Shari`ah requires that investors share in profit and loss, that they receive no usury or interest income (RIBA), and that they do not invest in a business that is not permitted under Islamic principles. All component stocks of the DJIM are carefully screened for compliance with the principles of Shari`ah law and approved for inclusion in the DJIM by the Dow Jones Shari`ah Supervisory Board. Accordingly, since the IMXL is a sub-index of the DJIM, each component stock of the IMXL has been approved by Dow Jones' Shari`ah Supervisory Board by virtue of its inclusion in the DJIM and are deemed eligible for investment by the Fund.

         Dow Jones' selection process for Shari`ah compliant stocks begins by excluding those firms who do not meet specific business line and financial requirements. Specifically, Dow Jones excludes firms whose products or services include:

                                     Alcohol
                              Pork related products
           Conventional financial services (banking, insurance, etc.)
   Entertainment (hotels, casinos/gambling, cinema, pornography, music, etc.)
                                     Tobacco
                                     Defense

         These incompatible lines of business are removed from the "universe" of stocks considered for the DJIM and IMXL. After removing companies with unacceptable primary business activities, the remaining universe is tested by three financial-ratio "filters". The purpose is to remove companies with unacceptable financial ratios.

The filters exclude companies if:

-- Total debt divided by total assets is equal to or greater than 33 1/3%. (Note: total debt = short term debt + current portion of long-term debt +long-term debt).

-- Accounts receivables divided by total assets is equal to or greater than 47%. (Note: accounts receivables = current receivables + long-term receivables).

-- Non-operating interest income divided by operating income is equal to or greater than 9%.

         Companies that pass these screens are included in the DJIM investable universe, from which IMXL component stocks are selected.

TEMPORARY DEFENSIVE STRATEGY

         During uncertain market, economic, political or other unfavorable conditions, the Fund may adopt a temporary defensive position. Under these circumstances, the Fund may hold a substantial portion of its assets in high quality money market instruments, cash or, for liquidity purposes, U.S. Treasury securities, provided however, that any interest income earned from investments in U.S. Treasury securities are disgorged and donated to qualified charities in accordance with the purification policies and procedures established by the Azzad Shari'ah Board (See "Treatment of Interest Income" on Page 10). During these periods, the Fund may not achieve its investment objective.

[GRAPHIC OMITTED]
PRINCIPAL RISKS OF INVESTING IN THE FUND. The Fund is subject to the following principal investment risks:

-- MARKET RISK. The net asset value of the Fund will fluctuate based on changes in the underlying value of the U.S. component securities of the IMXL. The U.S. stock markets are generally susceptible to volatile fluctuations in market price. Market prices may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the U.S. component securities of the IMXL is also subject to the risk that a specific segment of the stock market underperforms the overall market, thereby decreasing the value of companies comprising such segment. Under any of these circumstances, the value of the Fund's shares and its total return will fluctuate and your investment may be worth more or less than your original cost when you redeem your shares.

-- ISLAMIC SHARI'AH INVESTMENT RISK. It is possible that the restrictions placed on investments, in particular the prohibition on interest bearing investments and the cost of donations by the Fund of parts of dividends which are attributable to interest related activities, may result in the Fund underperforming other mutual funds with similar investment objectives which are not subject to Islamic Shari'ah restrictions.

-- IMPERFECT CORRELATION. The correlation between the performance of the Fund and the U.S. component securities of the IMXL may be affected by the Fund's expenses, changes in securities markets, changes in the composition or dividend yield ranking of the IMXL and the timing of purchases and redemptions of Fund shares.

-- RISKS OF NON-DIVERSIFICATION. Because the Fund is non-diversified, it may have greater exposure to volatility than other mutual funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.

-- PASSIVE MANAGEMENT OF PORTFOLIO SECURITIES. Notwithstanding the allocation of 25% of the Fund's net assets to the 10 U.S. component securities of the IMXL with the highest dividend yield, the investment adviser employs a passive investment management approach and does not intend to change the composition of the Fund's investment portfolio based on its own economic, financial or market analysis. Therefore, the Fund may not liquidate these securities if they underperform or suffer a sharp decline.

-- RISK OF INVESTING IN INDUSTRIES REPRESENTED IN THE U.S. COMPONENT STOCKS OF THE IMXL. Investing in the various industries represented in the IXML exposes the Fund to certain risks based on changes in economic conditions and interest rates, the exposure of companies within these industries to foreign economic and political developments and currency fluctuations, the ability of companies to pass their products through regulatory bodies, changes in the spending patterns of consumers, the creation of new technology which might make obsolete the technology sold, serviced, utilized, or otherwise relied upon by companies held by the Fund, and the fluctuation of energy prices.

You could lose money on your investment in the Fund, or the Fund may not perform as well as other possible investments. The Fund does not constitute a balanced or complete investment program and the net asset value of its shares will fluctuate based on the value of the securities held by the Fund.

WHO MAY WANT TO INVEST IN THE FUND

We designed the Azzad/Dow Jones Ethical Market Fund for investors desiring an investment alternative that is consistent with Islamic principles and who seek one or more of the following:

     -- annual returns which, after expenses, match or exceed the annualized performance of the U.S. component securities of the Dow Jones Islamic Market Extra Liquid Index;
     --   a stock fund to complement a portfolio of more conservative investments;
     -- a stock fund that uses an enhanced indexed-oriented investment strategy; or
     --   a stock fund that invests solely in U.S. companies.

The Fund may NOT be suitable for you if:

     --   You need regular income or stability of principal;
     --   You are pursuing a short-term goal or investing emergency reserves; or
     -- You are pursuing an investment strategy that is inconsistent with Sharia`ah Law.


PERFORMANCE

No prior performance information for the Fund is being presented because, to date, the Fund has not had annual returns for a full year.

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund:

                                                                    SHARES
                                                                    ------
Shareholder fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchase
(as a% of offering price)                                           None
Maximum Deferred Sales Charge (Load) (as a%
  of lower of original purchase price or redemption proceeds)       None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  Distributions                                                     None
Redemption Fee (as a% of amount redeemed, if applicable)            None
Exchange Fee                                                        None

ANNUAL FUND OPERATION EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                     1.00%
Distribution and/or Service (12b-1) Fees                            0.25%
Other Expenses                                                      1.00%(1)
                                                                    --------
Total Annual Operating Expenses                                     2.25%(1)
                                                                    --------
-----------------
1. Other Expenses and Total Annual Operating Expenses are based on estimated amounts for the current fiscal year assuming $10 million in average annual net assets.

EXAMPLE

         THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

         THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THESE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RATE OF RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST FOR THE FUND WOULD BE:



        1 YEAR                  3 YEARS
        ------                  -------
         $228                     $703



PRINCIPAL INVESTMENT STRATEGIES
-------------------------------

The Fund invests substantially all of its net assets in the U.S. component securities of the Dow Jones Islamic Market Extra Liquid Index ("IMXL'), an unmanaged sub-index of the Dow Jones Islamic Market Index ("DJIM"). The IMXL consists of common stocks of 100 U.S. and non-U.S. companies which represent the 100 most liquid companies listed in the DJIM by Dow Jones & Company, Inc. ("Dow Jones"). The IMXL is derived from the DJIM through the implementation of rigorous liquidity requirements intended to filter out the most thinly traded large capitalization companies and most actively traded small capitalization companies, such as trading volume and volatility, transaction costs and turnover rate, as well as tracking error and correlation coefficients relative to the DJIM. The investment adviser seeks to achieve and maintain a correlation between the Fund's investment portfolio and the U.S. component securities of the IMXL of at least 0.95, after expenses. A correlation of 1.00 would be a perfect correlation, in which the net asset value of the Fund increases or decreases in exact proportion to changes in the net asset value of the U.S. component securities of the IMXL.

The investment adviser will allocate 75% of the Fund's net assets among the U.S. component securities of the IMXL according to the weightings assigned to such securities in the IMXL (after adjustment to reflect the exclusion of all non-U.S. component stocks). When U.S. companies are eliminated from or added to the IMXL by Dow Jones, the Fund will adjust the investment portfolio to reflect these changes. The Fund will sell out the positions of the companies that are eliminated by Dow Jones from the IMXL, including those affected in the highest dividend-yield basket, then buy in new positions of the companies added following notice to the Fund by Dow Jones of changes made to the index. While the Fund intends to hold portfolio securities for the long term, these changes to Fund positions will be made, with no regard to any proposed holding period, within 5 trading days of Dow Jones' notice to the Fund.

The investment adviser seeks to enhance the Fund's performance by investing up to 25% of the Fund's net assets in the top 10 U.S. component securities of the IMXL that have the highest current dividend yield. The percentage of the Fund's investments in each of these securities is weighted according to dividend yield so that a greater portion of the allocation is invested in the stocks with the highest dividend yield. The list of the 10 highest dividend-yielding stocks of the IMXL is reviewed, and adjusted as necessary. The Fund intends to hold the positions taken by the investment adviser in these securities as long as they continue to have a dividend yield ranked amongst the top 10 of the U.S. component stocks of the IMXL.

The Fund intends to invest at least 75% of its net assets among the U.S. component securities of the IMXL according to the weightings assigned to such securities in the IMXL (after adjustment to reflect the exclusion of all non-U.S. component stocks), provided that the Fund has a sufficient amount of assets to do so. If the Fund does not have sufficient assets to replicate the U.S. component of the IMXL, the Fund will invest in a representative sample of the U.S. component of the IMXL. The purpose of selecting the representative sample is to achieve, under normal conditions, a correlation between the performance of the Fund's investment portfolio and the performance of the U.S. component stocks of the IMXL of at least 0.95, after expenses. The Fund will select portfolio securities on the basis of computer-generated statistical data in order to develop a portfolio that replicates the performance of the entire U.S. component of the IMXL in terms of liquidity, industry weighting, market capitalization and other characteristics such as beta, price-to-book ratios, price-to-earnings ratios and dividend yield. This method of stock selection is generally referred to as the "optimization" method. As the assets of the Fund grow, it is anticipated the holdings of the Fund will be increased to include all of the U.S. component stocks of the IMXL in exact proportion to their representation in the IMXL (after adjustment to reflect the exclusion of all non-U.S. component stocks).


TEMPORARY DEFENSIVE POSITIONS

During uncertain market, economic, political or other unfavorable conditions, the Fund may adopt a temporary defensive position. Under these circumstances, the Fund may hold a substantial portion of its assets in high quality money market instruments, cash or, for liquidity purposes, U.S. Treasury securities, provided however, that any interest income earned from investments in U.S. Treasury securities are disgorged and donated to qualified charities in accordance with the purification policies and procedures established by the Azzad Shari'ah Board (See "Treatment of Interest Income" on Page 10). During these periods, the Fund may not achieve its investment objective. These strategies are discussed in greater detail in the Statement of Additional Information ("SAI").

COMPLIANCE WITH SHARI`AH LAW
----------------------------

The Fund is designed to provide investors with an investment alternative that is consistent with the body of Islamic laws known as Shari`ah. The purpose of the Fund is to earn HALAL profits or profits which are allowable and in strict conformity with the precepts of Islamic Shari`ah. Generally, Shari`ah requires that investors share in profit and loss, that they receive no usury or interest income (RIBA), and that they do not invest in a business that is not permitted under Islamic principles.

The general tenets of Shari`ah law were first articulated in the Qur'an and then given concrete form in the words and practice of the Prophet Muhammad, peace be upon him. Over the centuries, the Islamic laws regulating business, finance, and the marketplace in general kept apace of developments and, through an inner dynamic called IJTIHAD, remained relevant and vital. In recent years, too, Islamic law has been refined and interpreted in light of the modern business environment, and many of its precepts have been analyzed with respect to current business practices and capital structures. In the modern marketplace, compliance with Shari`ah laws has become a complex matter requiring application of qualitative and quantitative standards, both at the time of investment and on a continuous basis. It has therefore become imperative that Islamic financial institutions have a means of keeping abreast with current Islamic scholarship and interpretations.


DOW JONES SHARI'AH STOCK SELECTION PROCESS AND CRITERIA

All component stocks of the DJIM are carefully screened for compliance with the principles of Shari`ah law and approved for inclusion in the DJIM by the Dow Jones Shari`ah Supervisory Board. Accordingly, since the IMXL is a sub-index of the DJIM, each component stock of the IMXL has been approved by Dow Jones' Shari`ah Supervisory Board by virtue of its inclusion in the DJIM and are deemed eligible for investment by the Fund.

Dow Jones' selection process for Shari`ah compliant stocks begins by excluding those firms who do not meet specific business line and financial requirements. Specifically, Dow Jones excludes firms whose products or services include:

                                     Alcohol
                              Pork related products
           Conventional financial services (banking, insurance, etc.)
   Entertainment (hotels, casinos/gambling, cinema, pornography, music, etc.)
                                     Tobacco
                                     Defense

These incompatible lines of business are removed from the "universe" of stocks considered for the DJIM. Other companies classified in other industry groups may also be excluded if they are deemed to have a material ownership in or revenues from prohibited business activities. After removing companies with unacceptable primary business activities, the remaining universe is tested by three financial-ratio "filters". The purpose is to remove companies with unacceptable financial ratios.

The filters exclude companies if:

-- Total debt divided by total assets is equal to or greater than 33 1/3%. (Note: total debt = short term debt + current portion of long-term debt +long-term debt).

-- Accounts receivables divided by total assets is equal to or greater than 47%. (Note: accounts receivables = current receivables + long-term receivables).

-- Non-operating interest income divided by operating income is equal to or greater than 9%.

Companies that pass these screens are included in the DJIM investable universe, from which IMXL components are selected.

DUTIES OF THE DOW JONES SHARI'AH SUPERVISORY BOARD AND THE AZZAD SHARI'AH SUPERVISORY BOARD

SELECTION OF SECURITIES

The Fund relies solely on the Dow Jones Shari`ah Supervisory Board to set the criteria used to determine whether common stocks are Shari`ah compliant and to establish the composition of the DJIM and IMXL. Any changes to the selection criteria are made in the sole discretion of the Dow Jones Shari`ah Supervisory Board and the Fund will not alter or deviate from such criteria based on its own analysis of Shari`ah law. Accordingly, any change by Dow Jones in the composition of the DJIM, based on noncompliance with Shari`ah law, and which affects the U.S. component of the IMXL, will also be reflected in the composition of the Fund's investment portfolio within a reasonable period of time under then current market conditions.

FUND POLICIES AND BUSINESS PRACTICES

To ensure that the investment policies and general business practices of the Fund also comply with the precepts of Shari`ah law, the Adviser has convened the Shari`ah Supervisory Board to supervise and review Fund policies and procedures (the "Azzad Shari`ah Board"). On a monthly basis, the Azzad Shari`ah Board monitors the Fund's investment activities and reviews the Fund's management and compliance procedures based on Islamic financial law (fiqh al mu`amalat) and current Shari`ah scholarship, interpretations, and practices. The Azzad Shari`ah Board also meets annually for a more comprehensive review and reports on the results of their findings annually in a report to the Board of Directors of the Fund. The Azzad Sharia`ah Board also has primary responsibility for implementing the Fund's policies in connection with the purification of interest income
(RIBA).

The Azzad Shari`ah Board is comprised of three renowned Shari`ah scholars versed in modern investment disciplines. The Board is chaired by Shaykh Yusuf Talal DeLorenzo of the United States of America and also includes Shaykh Dr. Mohamed Ali EL-Gari of the Kingdom of Saudi Arabia and Shaykh Nizam Yaquby of Bahrain. Additional biographical information on each Azzad Shari`ah Board member is provided below:

Shaykh Yusuf Talal DeLorenzo

         Shaykh Yusuf Talal DeLorenzo is currently a Shari'ah consultant/advisor and translator/researcher for the institution of Islamic Banking, London, and PCS Inc., Reston, Virgina. He holds an M.A. in Islamic Studies from Jami'ah al Ulum al Islamiyah (Karachi) and is a doctoral candidate at the Hartford Seminary. Shaykh DeLorenzo produced the first systematic academic translation in English of legal rulings issued by Shari'ah advisory boards on the operations of Islamic Bank Rulings on the Operations of Islamic Banks. He has also authored original research in Islamic studies, including Islamic banking and law, in English, Arabic and Urdu.

Shaykh Dr. Mohamed Ali EL-Gari

         Dr. Mohamed Ali EL-Gari is the director of Saudi Arabia the Center for Research in Islamic Economics at King Abdulaziz University in Jeddah. He is also a member of the OIC Fiqh Council. Dr. EL-Gari serves as a consultant to Islamic banks and has served on the consulting committee that counseled the Government of Pakistan on the Islamization of its banking system. Dr. EL-Gari holds a Ph.D.in Economics from the University of California.

Shaykh Nizam Yaquby

         Shaykh Nizam Yaquby is a renowned Shari'ah scholar and advisor to numerous Islamic banks and companies, including Abu Dhabi Islamic Bank, Islamic Investment Company of the Gulf, Bahrain and the Arab Islamic Bank, Bahrain. He pursued traditional Islamic studies in Mecca, India and Morocco under the guidance of eminent Islamic scholars, including Shaykh Abdullah Al-Farisi and Shaykh Muhammad Salah Al-Abbasi. He holds a B.A.in Economics and Comparative Religion from McGill University, Toronto. He is a Ph.D. candidate in Islamic Law at the University of Wales. Shaykh Yaquby has published several books on Islam law and is a frequent speaker at Islamic conferences.

TREATMENT OF INTEREST INCOME
Shari`ah principles require that an investor receiving any "impure" income divest the same by distribution to charity. In order to comply with these requirements, the Azzad Shari`ah Board has determined that any interest income earned by the Fund is prohibited under the precepts of Shria`ah and must be segregated from the Fund's custody account and donated to qualified charities. Therefore, if the Fund earns interest income by investing in U.S. Treasury securities pursuant to a temporary defensive strategy, the interest earned by the Fund will be maintained in a separate account until donated to qualified charities. Similarly, all dividend payments on equity securities held by the Fund are subject to a purification process according to the methodology formulated by Dow Jones and approved by the Azzad Shari`ah Board to determine whether any portion of a dividend should be prohibited as it relates to interest income earned by the particular company whose securities are held by the Fund. Any portion of a dividend treated as interest income will be segregated and maintained in the separate account until donated to qualified charities.


MAIN RISKS
----------

         MARKET RISK. The net asset value of the Fund can be expected to fluctuate based on changes in the value of the securities in the Fund's investment portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund are also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

         RESTRICTIONS ON INVESTMENTS. The IMXL and Fund's restricted ability to invest in certain market sectors, such as financial companies and fixed-income securities limits opportunities and may increase the risk of loss during economic downturns. Also, because Islamic principles preclude the use of interest paying instruments, the Fund does not maximize current income since reserves remain in cash.

         PASSIVE MANAGEMENT OF FUND. With regard to the purchase of U.S. component of the IMXL and the Fund's replication of the U.S. component of the IMXL, the investment adviser employs a passive investment management approach and does not change the composition of the portfolio's equity position based on its own economic, financial or market analysis. The inclusion of a security in the Fund's portfolio does not reflect an opinion by the investment adviser regarding the particular security's attractiveness as an investment. In the event that a particular portfolio security underperforms or suffers a sharp decline in market value, the Fund may not liquidate the investment unless such liquidation is initiated by Dow Jones and reflected in the IMXL. Under these circumstances, the net asset value of the Fund may decline, negatively impacting the value of your investment.

         RISK OF INVESTING IN INDUSTRIES REPRESENTED IN THE U.S. COMPONENT STOCKS OF THE IMXL. Investing in the various industries represented in the IXML will expose the Fund to a broad variety of risk factors. The risks that could adversely affect the value of your investment in the Fund include: changes in economic conditions and interest rates, the exposure of companies within these industries to foreign economic and political developments and currency fluctuations, the ability of companies to pass their products through regulatory bodies, changes in the spending patterns of consumers, the creation of new technology which might make obsolete the technology sold, serviced, utilized, or otherwise relied upon by companies held by the Fund, and the fluctuation of energy prices.


MANAGEMENT
----------

BOARD OF DIRECTORS AND AZZAD SHARI`AH BOARD

The business of the Fund is managed under the direction of the Board of Directors (the "Board") of the Company in conjunction with the Azzad Shari`ah Board. The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. The Azzad Shari`ah Board ensures that the Fund's policies, procedures and general business practices are conducted in strict conformity to the principles of Shari`ah law.

THE ADVISER

Azzad Asset Management, Inc. (the "Adviser"), 8201 Greensboro Drive, Suite 1000, McLean, Virginia 22102, serves as investment adviser to the Fund. Subject to the general supervision and control of the Azzad Shari`ah Board and the Board, the Adviser makes investment decisions for the Fund. The Adviser is a privately held corporation that is registered as an investment adviser with the U.S. Securities & Exchange Commission. The Adviser was incorporated in the State of Delaware on June 9, 2000. The company was initially formed as Zad Asset Management, LLC in the State of Virginia on August 4, 1997 and was converted into a corporation under Delaware in June, 2000 under the current name.

The Adviser has been the investment advisor and manager to the Azzad Growth Fund, LP since 1997. The Azzad Growth Fund, LP is a private placement Delaware limited partnership. The partnership had assets of $6,234,422 (as audited by Ernst & Young, LLP) as of December 31, 1999 and is styled as a small-capitalization portfolio of common stocks. Azzad Growth Fund, LP was formed on October 15, 1997 and commenced operations on February 12, 1998. The partnership is structured as the "master" component of a "master/feeder" fund structure, with an offshore feeder fund named Azzad Investments, Ltd. domiciled in the Cayman Islands and a domestic U.S. feeder, the Azzad Growth Fund, LP, a Delaware limited partnership.

Under the terms of its investment advisory agreement with the Fund, the Adviser is responsible for formulating the Fund's investment programs and for making day-to-day investment decisions and engaging in portfolio transactions. The Adviser also furnishes corporate officers, provides office space, services and equipment and supervises all matters relating to the Fund's operations. For its services, the Adviser receives an advisory fee at an annual rate of 1.00% of the average daily net assets of the Fund.

PORTFOLIO MANAGER

F. SCOTT VALPEY is the Executive Vice President of Azzad Management, Inc., the investment advisor to the fund. Mr. Valpey practiced as a professional pension and investment consultant from 1983 to 1999, and was registered as a general securities principal (NASD Series 24) with Raymond James Financial Services, Inc., member NASD/SIPC, a division of Raymond James Financial, member New York Stock Exchange, a publicly traded company (symbol RJF/NYSE.) Previously, Mr. Valpey was Director of Pension Services for Johnston, Lemon & Company, Incorporated, an investment-banking firm in Washington, D.C. Mr. Valpey has over 17 years of investment management and financial services experience. He has professionally managed investments and portfolios for private individuals, corporations, pension funds, institutions and foreign investors.


ADMINISTRATOR

American Data Services, Inc. ("ADS"), The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788, provides various services to the Fund. As of the date of this Prospectus, ADS provided administrative, fund accounting and stock transfer services to retail and institutional mutual funds with approximately $4 billion of total assets through its offices in New York, Denver, and Los Angeles.

ADS provides all administrative services necessary for the Fund, subject to the supervision of the Board.

DISTRIBUTOR

AmeriMutual Fund Distributors, Inc. ("the Distributor"), an affiliate of ADS, is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Under its Distribution Agreement with the Fund, the Distributor acts as the Fund's agent in connection with the offering of its shares. The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Fund.

YOUR ACCOUNT
------------
[GRAPHIC OMITTED]


TYPES OF ACCOUNTS

 If you are making an initial investment in the Fund, you will need to open an account. You may establish the following types of accounts:

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS. Individual and sole proprietorship accounts are owned by one person; joint accounts can have two or more owners. All owners of the joint account must sign written instructions to purchase or redeem shares or to change account information exactly as their names appear on the account. If you elect telephone privileges, however, redemption requests by telephone may be made by any one of the joint account owners.

UNIFORM GIFT OR TRANSFER TO MINOR ACCOUNTS (UGMA, UTMA). Depending on the laws of your state, you can set up a custodial account under the Uniform Gift (or Transfers) to Minors Act. These custodial accounts provide a way to give money to a child and obtain tax benefits. To open a UGAM or UTMA account, you must include the minor's social security number on the application and the custodian, or trustee, of the UGMA or UTMA must sign instructions in a manner indicating trustee capacity.

CORPORATE AND PARTNERSHIP ACCOUNTS. To open a corporate or partnership account, or to send instructions to the Fund, the following documents are required:

     -- For corporations, a corporate resolution signed by an authorized person with a signature guarantee.

     -- For partnerships, a certification for a partnership agreement, or the pages from the partnership agreement that identify the general partners.

An authorized officer of the corporation or other legal entity must sign the application.

TRUST ACCOUNTS. The trust must be established before you can open a trust account. To open the account you must include the name of each trustee, the name of the trust and provide a certification for trust, or the pages from the trust document that identify the trustees.

RETIREMENT ACCOUNTS. The Fund offers IRA accounts, including traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, SIMPLE IRA and Keogh accounts. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax advisor. Whenever making an investment in an IRA be sure to indicate the year in which the contribution is made.

DISTRIBUTION AND SERVICE (RULE 12B-1) PLAN

The Fund has adopted a Distribution and Service Plan (the "Plan"), pursuant to Rule 12b-1 under the Act (the "Rule") that allows the Fund to pay distribution fees for the sale and distribution of its shares. The Rule provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Plan provides that the Fund will compensate the Distributor by paying the Distributor a monthly fee equal to 0.25% of its average daily net assets, on an annual basis, to enable it to provide marketing and promotional support to the Fund, shareholder servicing and maintaining shareholder accounts and to make payments to broker-dealers and other financial institutions with which it has written agreements and whose clients are Fund shareholders for providing distribution assistance. Fees paid under the Plan may not be waived for individual shareholders. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder servicing agents and broker-dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the shareholder servicing agents and broker-dealers. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net return to investors who invest through shareholder servicing agents and broker-dealers may be less than by investing in the Fund directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.

   BECAUSE THESE DISTRIBUTION AND SHAREHOLDER SERVICE FEES ARE PAID OUT OF THE FUND'S ASSETS ON AN ONGOING BASIS, THE FEES MAY, OVER TIME, INCREASE THE COST
    OF INVESTING IN THE FUND AND MAY COST INVESTORS MORE THAN OTHER TYPES OF
                                  SALES LOADS.

HOW TO OPEN AN ACCOUNT AND PURCHASE  SHARES

Once you have chosen the type of account and a class of shares, you are ready to establish an account.

GENERAL INFORMATION

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

During unusual market conditions, the Fund may temporarily suspend or discontinue any service or privilege.

MINIMUM INITIAL PURCHASES

The Fund accepts investments in the following minimum amounts:

------------------------------------- ------------------- ----------------------
  TYPE OF ACCOUNT                       MINIMUM INITIAL      MINIMUM SUBSEQUENT
                                          INVESTMENT            INVESTMENT
------------------------------------- ------------------- ----------------------
Individual, Sole proprietorship or
Joint accounts                             $1,000                 $250

------------------------------------- ------------------- ---------------------
Corporate, partnership or trust
accounts                                   $1,000                 $250

------------------------------------- ------------------- ---------------------
Uniform Gift or Transfer to a Minor
Accounts (ugma, utma)                        $500                  $100

------------------------------------- ------------------- ---------------------
Individual Retirement Accounts (IRA)
                                             $500                  $100
------------------------------------- ------------------- ---------------------


The Fund or Adviser may waive or lower these minimums in certain cases. YOU MUST COMPLETE AND SIGN AN APPLICATION FOR EACH ACCOUNT YOU OPEN WITH THE FUND.

The price for Fund shares is the Fund's net asset value per share (NAV) plus any applicable sales charge. We determine the NAV as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day that the Exchange is open. We will price your order at the next NAV calculated after the Fund receives your order. For more information on how we price shares, see "WHEN AND HOW NAV IS DETERMINED" on page 22.

METHOD OF PURCHASE

BY TELEPHONE

To open an account by telephone, call (877) XXX-XXXX to obtain an account number and instructions. We will take information necessary to open your account, including social security or tax identification number, over the phone.

After you have obtained an account number, you may purchase shares of the Fund by wiring federal funds. Your bank may charge a fee for doing this. You should instruct your bank to wire funds to:

         Union Bank of California
         ABA # 122000496
         Attention:  DOMESTIC CUSTODY
         Account # XXXXXXXXXX
         F/B/O: Azzad/Dow Jones Ethical Market Fund
         Shareholder Account No. ___________________

You will then need to mail a signed account application to:

         Azzad/Dow Jones Ethical Market Fund
         c/o American Data Services, Inc.
         P.O. Box 5536
         Hauppauge, NY 11788-0132

BY MAIL

You may also open an account by mailing a completed and signed account application, together with a check, to:

         Azzad/Dow Jones Ethical Market Fund
         c/o American Data Services, Inc.
         P.O. Box 5536
         Hauppauge, NY 11788-0132


AUTOMATIC INVESTMENT PLANS

You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by automated clearinghouse ("ACH") payment.

To open an Automatic Investment Plan account ("AIP"), call or write to us to request and "Automatic Investment" form. Complete and sign the form, and return it to us along with a voided check for the bank account from which payments will be made.

TRANSACTIONS THROUGH THIRD PARTIES

If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Banks, brokers, retirement plans and financial advisors may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

HOW TO PAY FOR YOUR PURCHASE OF SHARES

You may purchase shares of the Fund by check, automated clearinghouse payment, or wire. All payments must be in U.S. dollars.

CHECKS. All checks must be drawn on U.S. banks and made payable to "Azzad/Dow Jones Ethical Market Fund." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

ACH PAYMENTS. Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

WIRES. Instruct your financial institution to make a Federal funds wire payment to us. Your financial institution may charge you a fee for this service.

LIMITATIONS ON PURCHASES

The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS

The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem other shares you own in the account as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.. IF WE CANCEL YOUR PURCHASE DUE TO NON-PAYMENT, YOU WILL BE RESPONSIBLE FOR ANY LOSS THE FUND INCURS. WE WILL NOT ACCEPT CASH OR THIRD-PARTY CHECKS FOR THE PURCHASE OF shares.

HOW TO SELL (REDEEM) SHARES OF THE FUND

You have the right to sell ("redeem") all or any part of your shares subject to certain restrictions. Selling your shares in the Fund is referred to as a "redemption" because the Fund buys back its shares. We will redeem your shares at the net asset value next computed following receipt of your redemption request in proper form. See "Redemption Procedures - By Mail" below.

We will mail your redemption proceeds to your current address or transmit them electronically to your designated bank account. Except under certain emergency conditions, we will send your redemption to you within seven days after we receive your redemption request. During unusual market conditions, the Fund may suspend redemptions or postpone the payment of redemption proceeds, to the extent permitted under the Federal securities laws. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If you purchase your shares by check, the Fund may delay sending the proceeds from your redemption request until your check has cleared. This could take up to 15 calendar days.

The Fund cannot accept requests that specify a certain date for redemption or which specify any other special conditions. Please call 1-877- XXX-XXXX for further information. WE WILL NOT PROCESS YOUR REDEMPTION REQUEST IF IT IS NOT IN PROPER FORM ("REDEMPTION PROCEDURES - BY MAIL"). WE WILL NOTIFY YOU IF YOUR REDEMPTION REQUEST IS NOT IN PROPER FORM.

REDEMPTION PROCEDURES

BY MAIL

To redeem shares by mail, prepare a written request including:

     --   Your name(s) and signature(s)
     --   The name of the Fund, and your account number
     --   The dollar amount or number of shares you want to redeem
     --   How and where to send your proceeds
     -- A signature guarantee, if required (see "Signature Guarantee Requirements" below)
     -- Any other legal documents required for redemption requests by corporations, partnerships or trusts.

Mail your request and documentation to:

         Azzad/Dow Jones Ethical Market Fund
         c/o American Data Services, Inc.
         P.O. Box 5536
         Hauppauge, NY 11788-0132

BY WIRE

You may only request payment of your redemption proceeds by wire if you have previously elected wire redemption privileges on your account application or a separate form.

Wire requests are only available if your redemption is for $10,000 or more.

To request a wire redemption, mail or call us with your request (See "By Mail"). If you wish to make your wire request by telephone, however, you must have previously elected telephone redemption privileges.

BY TELEPHONE

We accept redemption requests by telephone only if you have elected telephone redemption privileges on your account application or a separate form.

To redeem shares by telephone, call us with your request. You will need to provide your account number and the exact name(s) in which the account is registered. We may also require a password or additional forms of identification.

Your proceeds will be mailed to you or wired to you (if you have elected wire redemption privileges - See "By Wire" above)

Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statement and transaction confirmations that you receive. Neither the Fund nor the Transfer Agent will be responsible for any losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity.

AUTOMATIC REDEMPTION

If you own shares of the Fund with an aggregated value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic requests must be for at least $100.

To set up periodic redemptions automatically, call or write us for an "Automatic Redemption" form. You should complete the form and mail it to us with a voided check for the account into which you would like the redemption proceeds deposited.

SIGNATURE GUARANTEE REQUIREMENTS

To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing a signature guarantee is required for any of the following:

     --   Redemption of over $5,000 worth of shares
     --   Changes to a record name or address of an account
     -- Redemption from an account for which the address or account registration has changed within the last 30 days
     -- Sending proceeds to any person, address, brokerage firm or bank account not on record
     -- Sending proceeds to an account with a different registration (name or ownership) from yours
     -- Changes to automatic investment or redemption programs, distribution options, telephone or wire redemption privileges, any other election in connection with your account. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but NOT from a notary public.


SMALL ACCOUNTS

If the value of your account falls below $500 ($250 for UGMA and IRA accounts), the Fund may ask you to increase your balance. If the account value is still below $500 after 30 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

REDEMPTION IN KIND

The Fund reserves the right to make redemptions "in kind" -- payment of redemption proceeds in portfolio securities rather than cash -- if the amount requested is large enough to affect Fund operations (for example, if the amount of the redemption is the greater of $250,000 or 1% of the Fund's net assets).

TRANSFERRING REGISTRATION

You can transfer the registration of your shares in the Azzad/Dow Jones Ethical Market Fund to another owner by completing a transfer form and sending to Azzad/Dow Jones Ethical Market Fund c/o American Data Services, Inc., P.O. Box 5536, Hauppage, New York 11788-0132.

LOST ACCOUNTS

The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

HOW TO CONTACT THE FUND

For more information about the Fund or your account, you may write to us at:

         Azzad/Dow Jones Ethical Market Fund
         c/o American Data Services, Inc.
         P.O. Box 5536
         Hauppauge, NY 11788-0132

Or you may call us toll free at 1-877- XXX-XXXX

WHEN AND HOW NAV IS DETERMINED
------------------------------

The value of a single share of the Fund is known as its "net asset value" per share or "NAV." The Fund's NAV per share is normally calculated by the administrator of the Fund as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) on each weekday except days when the NYSE is closed. The Fund's NAV may be calculated earlier, however, if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC).

If a security or securities that the Fund owns are traded when the NYSE is closed (for example, on a foreign exchange or in an after-hours market) the value of the Fund's assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days when the Fund is open for business.

The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding.

The Fund's securities are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.


DISTRIBUTIONS
-------------

As a shareholder, you are entitled to your share of the Fund's net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its investors as distributions, except for interest income, 100% of which is donated by the Fund to qualified charities in accordance with policies and procedures established by the Shari'ah Supervisory Board. When the Fund earns dividends from stocks and interest from bonds and other debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When net long-term capital gains are distributed to shareholders, it is called a capital gain distribution. Net short-term capital gains are considered ordinary income and are included in dividend distributions.

LONG-TERM VS. SHORT-TERM CAPITAL GAINS:
---------------------------------------

-- Long-term capital gains are realized on securities held by the Fund for more than one year and are part of your capital gain distribution.




-- Short-term capital gains are realized on securities held by the Fund for less then one year and are part of your dividend distributions






The Fund distributes dividends and capital gains, if any, annually. All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

If you have elected to receive distributions in cash, and the postal or other delivery service returns your check to the Fund as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

FEDERAL TAX CONSIDERATIONS
--------------------------

Your investment will have tax consequences that you should consider. Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation. Although it is not an investment objective, the Fund's Adviser will attempt to take into account the tax consequences of its investment decisions. However, there may be occasions when the Adviser's investment decisions will result in a negative tax consequence for the Fund's shareholders.

TAXES ON DISTRIBUTIONS. The Fund operates in a manner such that it will not be liable for Federal income or excise tax. Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. Distributions of long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.

The Fund will mail reports containing information about the Fund's distributions during the year to you after December 31 of each year (by January 31st). Consult your tax advisor about the Federal, state and local tax consequences in your particular circumstances.

TAXES ON REDEMPTIONS OF SHARES. The sale of Fund shares is a taxable transaction for Federal income tax purposes. Your taxable gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should keep your account statement so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain or loss.

"BUYING A DIVIDEND." All distributions reduce the net asset value of the Fund's shares by the amount of the distribution. Unless your investment is in a tax-deferred account, you may wish to avoid buying shares of the Fund shortly before a distribution. If you do, you will pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

TAX WITHHOLDING. The Fund may be required to withhold U.S. federal income tax at the rate of 31 percent from all taxable distributions and form proceeds from certain sales payable to shareholders who fail to provide the Fund with their correct taxpayers identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.


PERFORMANCE COMPARISONS
-----------------------

Advertisements and other sales literature may refer to the Fund's total return. The total return for the one, five and ten-year periods (or for the life of the Fund until the Fund is in existence for such longer periods) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the public offering price, plus any applicable sales load. Total return may also be presented for other periods. All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition and Fund operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objectives and strategies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
-------------------------------------------------------

Union Bank of California, located at 350 California Street, San Francisco, California 94104, serves as custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. American Data Services, Inc., the Fund's Administrator, located at The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788, also serves as the Fund's transfer and dividend disbursing agent. The Fund pays the Administrator the greater of $900 per month or $9.00 per year per account, plus out-of-pocket expenses, for rendering such transfer and dividend agency services.


COUNSEL AND INDEPENDENT AUDITORS
--------------------------------

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates, CPAs, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been selected as independent auditors for the Fund.

FINANCIAL HIGHLIGHTS
--------------------

Because the Fund has been in operation for less than a year, no financial highlights are being reported for the Fund at this time.

ORGANIZATION
------------

The Azzad/Dow Jones Ethical Market Fund is a non-diversified series of Questar Funds, Inc., a Maryland corporation that is registered with the SEC as an open-end, management investment company. It is not intended that meetings of the Fund's shareholders be held except when required by Federal or Maryland state law. All shareholders of the Fund are entitled to vote at shareholders' meetings. From time to time, large shareholders may control the Fund.

FOR MORE INFORMATION
--------------------


ADVISER                              AZZAD ASSET MANAGEMENT, INC.
                                     8201 GREENSBORO DRIVE, SUITE 1000
                                     MCLEAN, VIRGINIA 22102

LEGAL COUNSEL                        SPITZER & FELDMAN PC
                                     405 PARK AVENUE
                                     NEW YORK, NEW YORK 10022

INDEPENDENT AUDITORS                 MCCURDY AND ASSOCIATES CPA'S, INC.
                                     27955 CLEMENS ROAD
                                     WESTLAKE, OH 44145

ADMINISTRATOR, TRANSFER AGENT AND    AMERICAN DATA SERVICES, INC.
FUND ACCOUNTANT                      105 MOTOR PARKWAY
                                     HAUPPAUGE, NEW YORK 11788

CUSTODIAN                            UNION BANK OF CALIFORNIA, N.A.
                                     350 CALIFORNIA STREET
                                     SAN FRANCISCO, CALIFORNIA 94104

The following documents are available free upon request:

         ANNUAL/SEMI-ANNUAL REPORTS. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

         STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You may obtain free copies of both reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

         AZZAD/DOW JONES ETHICAL MARKET FUND
         C/O AMERICAN DATA SERVICES, INC.
         P.O. BOX 5536
         HAUPPAUGE, NEW YORK 11788-0132
         1-877-XXX-XXXX

You can also review the Fund's reports and SAI by visiting the Public Reference Room of the Securities and Exchange Commission at 450 Fifth Street, NW, Washington, DC 20549. Please call 202-942-8090 to learn the Public Reference Room's business hours. You may request copies of the Fund's reports and SAI, for a fee, by writing to the Public Reference Room at this address, or by e-mailing your request to PUBLICINFO@SEC.GOV. You may also download a free, text-only version from the Commission's Internet website at www.sec.gov.

                  Investment Company Act File Number: 811-08655

                               QUESTAR FUNDS, INC.


                       AZZAD/DOW JONES ETHICAL MARKET FUND

                   (AN ENHANCED INDEX MUTUAL FUND BASED ON THE
              EXTRA LIQUID VERSION OF THE DOW JONES ISLAMIC MARKET
                                     INDEX)





                       STATEMENT OF ADDITIONAL INFORMATION


                          _______________________, 2000



                                TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----

Investment Objective, Policies and Restrictions.............................. 2
Directors and Executive Officers.............................................15
Investment Advisory and Other Services.......................................16
Shareholder Servicing & Distribution Plan....................................18
Portfolio Transactions and Allocation of Brokerage...........................20
Taxation.....................................................................21
Ownership of Shares..........................................................22
Purchase of Shares...........................................................22
Dividends and Distributions..................................................22
Net Asset Value .............................................................22
Performance Comparisons......................................................23
Redemption of Shares.........................................................24
Counsel and Independent Auditors.............................................25
Other Information............................................................25
Appendix.....................................................................25


This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Fund's Prospectus dated _______________, 2000. Copies of the Prospectus may be obtained from the Fund by writing the Fund's Administrator at American Data Services, Inc., The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788 or by calling (631) 951-0500.

                                    GLOSSARY

As used in this SAI, the following terms have the meanings listed.

"ADS" means American Data Services, Inc., the administrator, fund accountant, and transfer and distribution disbursing agent of the Fund.

"Adviser" means Azzad Asset Management, Inc.

"Board" means the Board of Directors of the Company.

"Code" means the Internal Revenue Code of 1986, as amended.

"Corporation" means the Questar Funds, Inc., a Maryland corporation that is registered with the SEC as an open-end, management investment company, commonly referred to as a "mutual fund".

"Custodian" means the custodian of the Fund's assets.

"Fund" means the Azzad/Dow Jones Ethical Market Fund, a separate series of the Company.

"Moody's" means Moody's Investors Service.

"NRSRO" means a nationally recognized statistical rating organization.

"NAV" means net asset value.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

         The Fund's investment objective is to provide investors with annual returns which, after expenses, match or exceed the annualized performance of the U.S. component stocks of the Dow Jones Islamic Market Extra Liquid Index (the "Index")1, a sub-index of the Dow Jones Islamic Market Index ("DJIM"). The DJIM is a globally diversified compilation of common stocks considered by Dow Jones' Shari`ah Supervisory Board to be compliant with Shari`ah law.

         The Fund seeks to achieve its investment objective by investing substantially all of its net assets in the U.S. component stocks of the IMXL, an unmanaged index that tracks the 100 most liquid U.S. and non-U.S. securities listed on the DJIM. The investment adviser seeks to achieve and maintain a correlation between the Fund's investment portfolio and the U.S. component stocks of the IMXL of at least 0.95, after expenses. A correlation of 1.00 would mean that the Fund and U.S. component stocks of the IMXL were perfectly correlated.

         The investment adviser will allocate 75% of the Fund's net assets among the U.S. component stocks of the IMXL according to the weightings assigned to such securities in the IMXL (after adjustment to reflect the exclusion of all non-U.S. component stocks). The investment adviser seeks to enhance the Fund's performance by investing up to 25% of the Fund's net assets in the top 10 U.S. component securities of the IMXL that have the highest current dividend yield.2 The percentage of the Fund's investments in each of these securities is weighted according to dividend yield so that a greater portion of the allocation is invested in the stocks with the highest dividend yield.

         ETHICAL INVESTING - COMPLIANCE WITH SHARI`AH LAW

         The Fund is designed to provide investors with an ethical investment alternative that is consistent with the body of Islamic laws known as Shari`ah. Generally, Shari`ah requires that investors share in profit and loss, that they receive no usury or interest income (RIBA), and that they do not invest in a business that is not permitted under Islamic principles. All component stocks of the DJIM are carefully screened for compliance with the principles of Shari`ah law and approved for inclusion in the DJIM by the Dow Jones Shari`ah Supervisory Board. Accordingly, since the IMXL is a sub-index of the DJIM, each component stock of the IMXL has been approved by Dow Jones' Shari`ah Supervisory Board by virtue of its inclusion in the DJIM and are deemed eligible for investment by the Fund.

         Dow Jones' selection process for Shari`ah compliant stocks begins by excluding those firms who do not meet specific business line and financial requirements. Specifically, Dow Jones excludes firms whose products or services include:

                                     Alcohol
                              Pork related products
           Conventional financial services (banking, insurance, etc.)
   Entertainment (hotels, casinos/gambling, cinema, pornography, music, etc.)
                                     Tobacco
                                     Defense



--------
(1) "Dow Jones", "Dow Jones Islamic Market Index" and "Dow Jones Islamic Market Extra Liquid Index " are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Fund's investment adviser other than the licensing of the Dow Jones Islamic Market Index and its service marks for use in connection with the Fund. This Fund is not sponsored, endorsed, sold, or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Fund.
(2) All dividend payments to the Fund will be subject to a purification process (see Treatment of Interest Income on Page B4).

         These incompatible lines of business are removed from the "universe" of stocks considered for the DJIM and IMXL. After removing companies with unacceptable primary business activities, the remaining universe is tested by three financial-ratio "filters". The purpose is to remove companies with unacceptable financial ratios.

The filters exclude companies if:

-- Total debt divided by total assets is equal to or greater than 33 1/3%. (Note: total debt = short term debt + current portion of long-term debt +long-term debt).

-- Accounts receivables divided by total assets is equal to or greater than 47%. (Note: accounts receivables = current receivables + long-term receivables).

-- Non-operating interest income divided by operating income is equal to or greater than 9%.

         Companies that pass these screens are included in the DJIM investable universe, from which IMXL component stocks are selected.


TEMPORARY DEFENSIVE STRATEGY

         During uncertain market, economic, political or other unfavorable conditions, the Fund may adopt a temporary defensive position. Under these circumstances, the Fund may hold a substantial portion of its assets in high quality money market instruments, cash or, for liquidity purposes, U.S. Treasury securities, provided however, that any interest income earned from investments in U.S. Treasury securities are disgorged and donated to qualified charities in accordance with the purification policies and procedures established by the Azzad Shari'ah Board. During these periods, the Fund may not achieve its investment objective.


TREATMENT OF INTEREST INCOME

         Shari`ah principles require that an investor receiving any "impure" income divest the same by distribution to charity. In order to comply with these requirements, the Azzad Shari`ah Board has determined that any interest income earned by the Fund is prohibited under the precepts of Shria`ah and must be segregated from the Fund's custody account and donated to qualified charities. Therefore, if the Fund earns interest income by investing in U.S. Treasury securities pursuant to a temporary defensive strategy, the interest earned by the Fund will be maintained in a separate account until donated to qualified charities. Similarly, all dividend payments on equity securities held by the Fund are subject to a purification process according to the methodology formulated by Dow Jones and approved by the Azzad Shari`ah Board. to determine whether any portion of a dividend should be prohibited as it relates to interest income earned by the particular company whose securities are held by the Fund. Any portion of a dividend treated as interest income will be segregated and maintained in the separate account until donated to qualified charities.

         A summary of the Fund's investment policies is set forth in the Prospectus. Additional information regarding the Fund's investment risks, policies and restrictions is set forth below.

INVESTMENT POLICIES AND ASSOCIATED RISKS

            The following discussion supplements the disclosure in the prospectus about the Fund's investment techniques, strategies and risks. The Fund is designed for investment of that portion of an investor's funds which can appropriately bear the special risks associated with certain types of investments (e.g., investments in common stocks pursuant to an enhanced indexed-oriented investment strategy consistent with the body of Islamic laws known as Shari`ah). Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board of Directors. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund can give no assurance that its investment objective will be achieved.


RISKS OF INVESTING IN PORTFOLIO SECURITIES

         The Fund will invest solely in the U.S. component securities of the Dow Jones Islamic Market Extra Liquid Index which are all common stocks. The Fund will not invest in any other type of equity security. Common stock represents the residual ownership interest in an issuer and is entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied.

         An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the general condition of the stock market may deteriorate. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value according to various unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction and global or regional political, economic and banking crises. In addition to the general risks and considerations of equity investing, the Fund is subject to the specific risks associated with the specific investments discussed below.

FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Fund is operated under the following investment restrictions which are deemed fundamental policies and may be changed only with the approval of the holders of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of the Fund. As used in this Part B, the term "majority of the outstanding voting securities" as defined in the 1940 Act currently means the vote of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or represented by proxy; or
(ii) more than 50% of the outstanding voting securities, whichever is less.

The Fund may not:

(1) Borrow money or pledge its assets except in an amount not to exceed 1/3 of the current value of its net assets and in a manner not to contravene the policies and procedures of Islamic Shari'ah principles, it may borrow money as a temporary measure for extraordinary or emergency purposes, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money will be borrowed only from banks and only to accommodate requests for the redemption of Fund shares, while effecting an orderly liquidation of investment portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations).

(2) Earn interest on its capital except as permitted by the policies and procedures established by the Azzad Shari'ah Board;

(3) Purchase any security which is not included in the U.S. component of the Dow Jones Islamic Market Extra Liquid Index;

(4) Hold uninvested cash in interest bearing deposits or invest such uninvested cash in a manner that would not be in compliance with Shari'ah law principles;

(5) Acquire the securities of one issuer if upon such purchase the value of the Fund's holdings of such securities would exceed 10% of its net assets;

(6) Invest in fixed income investments, except as permitted by the policies and procedures established by the Azzad Shari'ah Board;

(7) Underwrite securities issued by other persons except insofar as it may technically be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in selling a portfolio security;

(8) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities is reserved);

(9) Concentrate its investments in any particular industry provided however that if the U.S. component of the Dow Jones Islamic Market Extra Liquid Index concentrates in any industry such concentration in that industry will also be reflected in the Fund's investment portfolio;

(10) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder or if such issuance is prohibited by Shari'ah law; or

(11) make loans.

            Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.


DIRECTORS AND EXECUTIVE OFFICERS

         The following table contains information concerning the directors and officers of Questar Funds, Inc., (the "Company"), and their principal occupations during the past five years. Directors who are interested persons, as defined by the 1940 Act, are indicated by asterisk.


------------------------------------------------------------------------------- ---------------------------

  NAME (AGE) AND                    PRINCIPAL OCCUPATION AND OTHER
      ADDRESS                       BUSINESS EXPERIENCE DURING THE                 POSITIONS HELD WITH THE
                                      PAST FIVE (5) YEARS                                 COMPANY
------------------------------------------------------------------------------- ---------------------------


DANIEL ABRAMSON  (49)               President  and  Chief   Executive   Officer,           Director
c/o Dunhill Staffing Systems, Inc.  Dunhill     Staffing      Systems,      Inc.
150 Motor Parkway                   (1994-Present),  having  joined  Dunhill  in
Hauppauge, NY 11788                 1986 as a  franchise  owner  in  Providence,
                                    RI.   He  served   as   Franchise   Advisory
                                    Council  President   (1990-1992)  and  is  a
                                    member  of  the  National   Association   of
                                    Personnel Services, a trade organization.
--------------------------------------------------------------------------------- ---------------------------


PHILIP A. CAPALONGO (44)            Managing  Director  in  Capital  Investments           Director
211 Mill River Road                 Partners,   an   investment   banking  firm.
Oyster Bay, NY 11771                Prior  thereto,  he  served  in a number  of
                                    senior      management      positions     at
                                    TeleTechnologies,  a technology company, and
                                    Michaels,  Edgar & Phillips,  an  investment
                                    banking firm.
--------------------------------------------------------------------------------- ---------------------------


ANTHONY J. HERTL, (50)              Chief Financial and  Administrative  Officer           Director
Colobaugh Pond Road                 for Marymount College,  Tarrytown,  New York
Croton-on-Hudson, NY 10520          since 1996.  Prior  thereto,  he served in a
                                    number of  senior  management  positions  at
                                    Prudential  Securities  Inc. from 1983-1996.
                                    Mr.  Hertl  spent  ten (10)  years at Arthur
                                    Andersen  & Co.  and is a  Certified  Public
                                    Accountant.
--------------------------------------------------------------------------------- ---------------------------


*MICHAEL MIOLA (48)                 Chief Executive Officer of American Data      Chief Executive Officer,
The Hauppauge Corporate Center      Services, Inc.                                President and
150 Motor Parkway                                                                 Director
Hauppauge, New York 11788
--------------------------------------------------------------------------------- ---------------------------


DONALD SMITH (52)                   President, Don Smith Realty (1971-1999).               Director
Don Smith Realty                    Director of Avalon Capital, Inc., a
81 North Maple Avenue               closed-end investment company.
Ridgewood, NJ 07450
--------------------------------------------------------------------------------- ---------------------------

      In addition to Mr. Miola as Chief Executive Officer and President, the other officers of the Corporation are Michael Wagner, Treasurer and Giovanni Urena, Secretary. Each of the officers is employed by the Administrator.

The members of the Audit Committee of the Board of Directors are Messrs. Hertl, Smith and Abramson. Mr. Hertl acts as the chairperson of such committee. The Audit Committee oversees the Fund's financial reporting process; reviews audit results and recommends annually to the Company a firm of independent certified public accountants.

         For their service as Directors of the Company, the Disinterested Directors are entitled to receive an aggregate fee of $1,000 per year and $500 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The "interested persons" who serve as Directors of the Company receive no compensation for their service as Directors. None of the executive officers receive compensation from the Company. The Fund will pay a pro rata portion of the Disinterested Directors' fees and expenses based on the net assets of the Fund and the other series of the Company.

       The following table sets forth the compensation received by each Director of the Company during the Fund's fiscal year ending August 31, 2000. Directors who are interested persons of the Company, as defined by the 1940 Act, are indicated by asterisk.

---------------------------- --------------------- ------------------ -------------------- ---------------------


       (1)                   (2)                  (3)                 (4)                  (5)
---------------------- --------------------- ------------------ -------------------- ---------------------


                                                PENSION OR                            TOTAL COMPENSATION
                           AGGREGATE           RETIREMENT       ESTIMATED ANNUAL     FROM FUND AND FUND
 NAME OF PERSON,      COMPENSATION FROM      BENEFITS ACCRUED      BENEFITS UPON       COMPLEX PAID TO
 POSITION               EACH FUND1,2          AS PART OF FUND       RETIREMENT            DIRECTORS
                                                 EXPENSES
---------------------- --------------------- ------------------ -------------------- ---------------------
Daniel Abramson
Director                       $500                NONE                NONE                 $2,000
---------------------- --------------------- ------------------ -------------------- ---------------------
Philip A. Capalongo
Director                       $500                NONE                NONE                 $2,000
---------------------- --------------------- ------------------ -------------------- ---------------------
Anthony Hertl
Director                       $500                NONE                NONE                 $2,000
---------------------- --------------------- ------------------ -------------------- ---------------------
Donald Smith
Director                       $500                NONE                NONE                 $2,000
---------------------- --------------------- ------------------ -------------------- ---------------------
Michael Miola*
Director                       NONE                NONE                NONE                  NONE
---------------------- --------------------- ------------------ -------------------- ---------------------


1. The Officers and Directors of the Fund as a group own less than 1% of all of the Fund's equity securities.
2. The Fund is a single series of Questar Funds, Inc. Questar Funds, Inc. currently has four series, each of which is responsible for payment of their pro rata share of any compensation paid to the Disinterested Directors by the Company

AZZAD SHARI`AH BOARD

         To ensure that the investment policies and general business practices of the Fund comply with the precepts of Shria`ah law, the investment adviser has convened an independent Shari`ah Supervisory Board to supervise and review Fund policies and procedures (the "Azzad Shari`ah Board"). On a monthly basis, the Azzad Shari`ah Board monitors the Fund's investment activities and reviews the Fund's management and compliance procedures based on Islamic financial law (fiqh al mu`amalat) and current Shari`ah scholarship, interpretations, and practices. The Azzad Shari`ah Board also meets annually for a more comprehensive review and reports on the results of their findings annually in a report to the Board of Directors of the Fund. The Azzad Sharia`ah Board also has primary responsibility for implementing the Fund's policies in connection with the purification of interest income (RIBA).

         The Azzad Shari`ah Board is comprised of three renowned Shari`ah scholars versed in modern investment disciplines. The Board is chaired by Shaykh Yusuf Talal DeLorenzo of the United States of America and also includes Shaykh Dr. Mohamed Ali EL-Gari of the Kingdom of Saudi Arabia and Shaykh Nizam Yaquby of Bahrain. Additional biographical information on each Azzad Shari`ah Board member is provided below:

Shaykh Yusuf Talal DeLorenzo

     Shaykh Yusuf Talal DeLorenzo is currently a Shari'ah consultant/advisor and translator/researcher for the institution of Islamic Banking, London, and PCS Inc., Reston, Virginia. He holds an M.A. in Islamic Studies from Jami'ah al Ulum al Islamiyah (Karachi) and is a doctoral candidate at the Hartford Seminary. Shaykh DeLorenzo produced the first systematic academic translation in English of legal rulings issued by Shari'ah advisory boards on the operations of Islamic Bank Rulings on the Operations of Islamic Banks. He has also authored original research in Islamic studies, including Islamic banking and law, in English, Arabic and Urdu.

Shaykh Dr. Mohamed Ali Eligari
     Dr. Mohamed Ali EL-Gari is the director of Saudi Arabia the Center for Research in Islamic Economics at King Abdulaziz University in Jeddah. He is also a member of the OIC Fiqh Council. Dr. EL-Gari serves as a consultant to Islamic banks and has served on the consulting committee that counseled the Government of Pakistan on the Islamization of its banking system. Dr. EL-Gari holds a Ph.D. in Economics from the University of California.

Shaykh Mizam Yaquby

     Shaykh Mizam Yaquby is a renowned Shari'ah scholar and advisor to numerous Islamic banks and companies, including Abu Dhabi Islamic Bank, Islamic Investment Company of the Gulf, Bahrain and the Arab Islamic Bank, Bahrain. He pursued traditional Islamic studies in Mecca, India and Morocco under the guidance of eminent Islamic scholars, including Shaykh Abdullah Al-Farisi and Shaykh Muhammad Salah Al-Abbasi. He holds a B.A.in Economics and Comparative Religion from McGill University, Toronto. He is a Ph.D. candidate in Islamic Law at the University of Wales. Shaykh Yaquby has published several books on Islam law and is a frequent speaker at Islamic conferences.

INVESTMENT ADVISORY AND OTHER SERVICES

         The investment adviser for the Fund is Azzad Asset Management, Inc. (the "Adviser"). The Adviser will act as such pursuant to a written agreement which, after its initial two-year period, must be annually re-approved by the Board of Directors. The address of the Adviser is 8201 Greensboro Drive, Suite 1000, McLean, Virginia 22102. The Adviser can also be contacted by telephone at
(703) 847-8127.

CONTROL OF THE INVESTMENT ADVISER

         Messrs. Ziad Al-Bassam (15.712%), Bashar Qasem (21.850%),and F. Scott Valpey (21.369%) currently exercise voting control over the Adviser.

INVESTMENT ADVISORY AGREEMENT

         The Adviser acts as the investment adviser of the Fund under an Investment Advisory Agreement approved by the Board of Directors (including a majority of the Directors who are not parties to the agreement, or interested persons of any such party).

         The Investment Advisory Agreement will terminate automatically in the event of its assignment. In addition, the Agreement is terminable at any time, without penalty, by the Board of Directors of the Company or by vote of a majority of the Fund's outstanding voting securities on not more than 60 days' written notice to the Adviser, and by the Adviser on 60 days' written notice to the Company. Unless sooner terminated, the Agreement shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually by either the Board of Directors or by a vote of a majority of the outstanding shares of the Fund, provided that in either event such continuance is also approved by a vote of a majority of the Directors who are not parties to such Agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval.

         Under the Investment Advisory Agreement, the Adviser provides the Fund with advice and assistance in the acquisition and disposition of the Fund's investments. All investment decisions are subject to review by the Board of Directors of the Company and the Azzad Shari`ah Board. The Adviser is obligated to pay the salaries and fees of any affiliates of the Adviser serving as officers of the Company or the Fund.

         The same security may be suitable for the Fund or other private accounts managed by the Adviser. If and when the Fund or two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund or account. The simultaneous purchase or sale of the same securities by the Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

CODE OF ETHICS

       Personnel of the Adviser may invest in securities for their own account pursuant to a Code of Ethics which has been adopted by the Company and the Adviser that sets forth all employees' fiduciary responsibilities regarding the Fund, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by the Fund and on short-term trading have been adopted.

ADMINISTRATOR

         The Administrator for the Fund is American Data Services, Inc. (the "Administrator"), which has its principal office at The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds through its offices in New York, Denver and Los Angeles.

         Pursuant to an Administrative Service Agreement with the Fund, the Administrator provides all administrative services necessary for the Fund, subject to the supervision of the Board of Directors. The Administrator will provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of the Administrator or its affiliates.

         The Administrative Service Agreement is terminable by the Board of Directors of the Company or the Administrator on sixty days' written notice and may be assigned provided the non-assigning party provides prior written consent. The Agreement shall remain in effect for two years from the date of its initial approval, and subject to annual approval of the Board of Directors for one-year periods thereafter. The Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

         Under the Administrative Service Agreement, the Administrator provides all administrative services, including, without limitation: (i) provides services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) overseeing the performance of administrative and professional services to the Fund by others, including the Fund's Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund's Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the Securities and Exchange Commission and state securities administrators, preparing the Fund's tax returns, and preparing reports to the Fund's shareholders and the Securities and Exchange Commission; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board of Directors and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the Investment Company Act, the Internal Revenue Code and the Prospectus.

         The Administrator, pursuant to the Fund Accounting Service Agreement, provides the Fund with all accounting services, including, without limitation:
(i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the Investment Company Act; (iii) production of the Fund's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund's Custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

ADMINISTRATOR'S FEES

         For the services rendered to the Fund by the Administrator, the Fund pays the Administrator a monthly fee based on the Fund's average net assets. The Fund also pays the Administrator for any out-of-pocket expenses. These fees are set forth in the Fund's Prospectus.

         In return for providing the Fund with all accounting related services, the Fund pays the Administrator a monthly fee based on the Fund's average net assets, plus any out-of-pocket expenses for such services.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT

         Union Bank of California serves as custodian for the Fund's cash and securities (the "Custodian"). Pursuant to a Custodian Agreement, it is responsible for maintaining the books and records of the Fund's portfolio securities and cash. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. American Data Services, Inc., the Administrator, also acts as the Fund's transfer and dividend agent.

DISTRIBUTOR

         Pursuant to a Distribution Agreement, AmeriMutual Fund Distributors, Inc. (the "Distributor"), an affiliate of the Administrator, has agreed to act as the principal underwriter for the Fund in the sale and distribution to the public of shares of the Fund, either through dealers or otherwise. The Distributor has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold.

SHAREHOLDER SERVICING AND DISTRIBUTION PLAN

       The Fund has adopted a Distribution and Service Plan (the "Plan"), which was reviewed and approved by a majority of the disinterested directors of the Company, pursuant to Rule 12b-1 under the Act (the "Rule"). The Rule provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Plan provides that the Fund will compensate the Distributor for certain expenses and costs incurred in connection with providing marketing and promotional support to the Fund, shareholder servicing and maintaining shareholder accounts, to compensate parties with which it has written agreements and whose clients own shares of the Fund for providing servicing to their clients ("shareholder servicing") and financial institutions with which it has written agreements and whose clients are Fund shareholders (each a "broker-dealer") for providing distribution assistance and promotional support to the Fund, which is subject to a maximum of 0.25% per annum of each Fund's average daily net assets. Fees paid under the Plan may not be waived for individual shareholders.

       Each shareholder servicing agent and broker-dealer will, as agent for its customers, among other things: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of each may be effected and certain other matters pertaining to the Fund; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnish quarterly and year-end statements and confirmations within five business days after activity in the account; transmit to shareholders of the Fund proxy statements, annual reports, updated prospectuses and other communications; receive, tabulate and transmit proxies executed by shareholders with respect to meetings of shareholders of the Fund; and provide such other related services as either the Fund or a shareholder thereof may request.

       The Plan, the shareholder servicing agreements and the form of distribution agreement each provide that the Adviser or the Distributor may make payments from time to time from their own resources which may include the advisory fee and the asset based sales charges and past profits for the following purposes: (i) to defray the costs of and to compensate others, including financial intermediaries with whom the Distributor has entered into written agreements, for performing shareholder servicing and related administrative functions of the Fund; to compensate certain financial intermediaries for providing assistance in distributing the Fund's shares; (ii) to pay the costs of printing and distributing the Fund's Prospectus to prospective investors; and (iii) to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Distributor will determine the amount of such payments made pursuant to the Plan with the shareholder servicing agents and broker-dealers with whom it has contracted, provided that such payments made pursuant to the Plan will not increase the amount which the Fund is required to pay the Distributor for any fiscal year under the shareholder servicing agreement or otherwise.

       Shareholder servicing agents and broker-dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the shareholder servicing agents and broker-dealers. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through shareholder servicing agents and broker-dealers may be less than realized by investing in the Fund directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.

       In accordance with the Rule, the Plan provides that all written agreements relating to the Plan entered into by the Fund, the Distributor or the Adviser, and the shareholder servicing agents, broker-dealers, or other organizations, must be in a form satisfactory to the Board of Directors. In addition, the Plan requires the Fund and the Distributor of the Fund to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Fund and the Distributor pursuant to the Plan and identifying the distribution activities for which those expenditures were made for review by the Board of Directors.

OTHER EXPENSES

       The Fund pays certain operating expenses that are not assumed by the Adviser, the Administrator or any of their respective affiliates. These expenses, together with fees paid to the Adviser, the Administrator and the Transfer Agent, are deducted from the income of the Fund, respectively, before dividends are paid. These expenses include, but are not limited to, organizational costs and expenses of officers and Directors who are not affiliated with the Adviser, the Administrator or any of their respective affiliates, taxes, interest, legal fees, custodian fees, audit fees, brokerage fees and commissions, fees and expenses of registering and qualifying the Fund and their shares for distribution under federal and various state securities laws, the expenses of reports to shareholders, shareholders' meetings and proxy solicitations.

PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

         The Fund's assets are invested by the Adviser in a manner consistent with its investment objective, policies, and restrictions and with any instructions the Board of Directors may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund.

         U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

         In placing orders for the purchase and sale of portfolio securities for the Fund, the Adviser will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions the Board of Directors may issue from time to time. The Adviser will select broker-dealers including, the Distributor, to execute portfolio transactions on behalf of the Fund primarily on the basis of best price and execution.

         When consistent with the objectives of prompt execution and favorable net price, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefiting one specific managed fund or account.

         Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Adviser may receive brokerage and research services and other similar services from many broker-dealers with which the Adviser may place the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the Adviser. Where the services referred to above are not used exclusively by the Adviser for research purposes, the Adviser, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to the Adviser and its affiliates in advising various of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the Adviser and its affiliates receive these services even though the Adviser might otherwise be required to purchase some of these services for cash.

         As permitted by Section 28(e) of the 1934 Act, the Adviser may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Adviser an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Adviser's authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Directors may adopt from time to time. The Adviser does not currently intend to cause any Fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, the Adviser will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Directors may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

TAXATION

         The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. By so qualifying, the Fund will not incur federal income or state taxes on its net investment income and on net realized capital gains to the extent distributed as dividends to shareholders.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31st of the calendar year, and (c) all ordinary income and capital gains for previous years that were not distributed during such years.

         Under the Code, dividends derived from interest, and any short-term capital gains, are taxable to shareholders as ordinary income for federal and state tax purposes, regardless of whether such dividends are taken in cash or reinvested in additional shares. Distributions made from the Fund's net realized long-term capital gains (if any) and designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time Fund shares are held. Corporate investors are not eligible for the dividends-received deduction with respect to distributions derived from interest on short-or long-term capital gains from the Fund but may be entitled to such a deduction in respect to distributions attributable to dividends received by the Fund. A distribution will be treated as paid on December 31st of a calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

         Distributions paid by the Fund from net long-term capital gains (excess of long-term capital gains over long-term capital losses), if any, whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time you have owned shares in the Fund. Distributions paid by the Fund from net short-term capital gains (excess of short-term capital gains over short-term capital losses), if any, whether received in cash or reinvested in additional shares are taxable as ordinary income. Capital gains distributions are made when the Fund realizes net capital gains on sales of portfolio securities during the year. Realized capital gains are not expected to be a significant or predictable part of the Fund's investment return.

         Any redemption of the Fund shares is a taxable event and may result in a capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares.

         Dividend distributions, capital gains distributions, and capital gains or losses from redemptions and exchanges may also be subject to state and local taxes.

         Ordinarily, distributions and redemption proceeds paid to Fund shareholders are not subject to withholding of federal income tax. However, 31% of the Fund's distributions and redemption proceeds must be withheld if a Fund shareholder fails to supply the Fund or its agent with such shareholder's taxpayer identification number or if the Fund shareholder who is otherwise exempt from withholding fails to properly document such shareholder's status as an exempt recipient.

         The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. No attempt has been made to discuss individual tax consequences. To determine whether the Fund is a suitable investment based on his or her tax situation, a prospective investor may wish to consult a tax advisor.

VOTING AND OWNERSHIP OF SHARES

       Each share of the Fund has one vote in the election of Directors. Cumulative voting is not authorized for the Fund. This means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Directors.

       Shareholders of the Fund and any other future series of the Company will vote in the aggregate and not by series except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Pursuant to Rule 18f-2 under the 1940 Act, the approval of an investment advisory agreement or any change in a fundamental policy would be acted upon separately by the series affected. Matters such as ratification of the independent public accountants and election of Directors are not subject to separate voting requirements and may be acted upon by shareholders of the Company voting without regard to series.

PURCHASE OF SHARES

         Shares of the Fund may be purchased at the net asset value per share next determined after receipt of an order by the Fund's Distributor in proper form with accompanying check or other bank wire payment arrangements satisfactory to the Fund. The Fund's minimum initial investment is $2,000 (except for retirement accounts for which the minimum initial investment is $1,000) and the minimum subsequent investment is $100.

DIVIDENDS AND DISTRIBUTIONS

         Net investment income, if any, is declared as dividends and paid annually. Substantially all the realized net capital gains for the Fund, if any, are also declared and paid on an annual basis. Dividends and distributions are payable to shareholders of record at the time of declaration.

         Distributions are automatically reinvested in additional Fund shares unless the shareholder has elected to have them paid in cash.

         The net investment income of the Fund for each business day is determined immediately prior to the determination of net asset value. Net investment income for other days is determined at the time net asset value is determined on the prior business day. See "Purchase of Shares" and "Redemption of Shares" in the Prospectus.

NET ASSET VALUE

         The method for determining the Fund's net asset value is summarized in the Prospectus in the text following the heading "Valuation of Shares." The net asset value of the Fund's shares is determined on each day on which the New York Stock Exchange is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

PERFORMANCE COMPARISONS

         Total return quoted in advertising and sales literature reflects all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value during the period.

         The Fund's total return must be displayed in any advertisement containing the Fund's yield. Total return is the average annual total return for the 1-, 5- and 10-year period ended on the date of the most recent balance sheet included in the Statement of Additional Information, computed by finding the average annual compounded rates of return over 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

         P(1 + T)n = ERV

Where:

P            =    a hypothetical initial investment of $1000

T            =    average annual total return

n            =    number of years

ERV = ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the 1-, 5-or 10-year periods (or fractions thereof).

         Because the Fund has not had a registration in effect for a full year, the period during which the registration has been effective shall be substituted.

         Average annual total return is calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period and then calculating the annual compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual total return of 7.18%, which is the steady annual rate that would result in 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

         In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Performance information may be quoted numerically or in a table, graph, or similar illustration.

         The Fund's performance may be compared with the performance of other funds with comparable investment objectives, tracked by fund rating services or with other indexes of market performance. Sources of economic data that may be considered in making such comparisons may include, but are not limited to, rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; data provided by the Investment Company Institute; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Fund may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

         The agencies listed below measure performance based on their own criteria rather than on the standardized performance measures described in the preceding section.

         Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

         Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent the fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

         CDA/Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

         Independent publications may also evaluate the Fund's performance. The Fund may from time to time refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

REDEMPTION OF SHARES

         Redemption of shares, or payment for redemptions, may be suspended at times (a) when the New York Stock Exchange is closed for other than customary weekend or holiday closings, (b) when trading on said Exchange is restricted,
(c) when an emergency exists, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Securities and Exchange Commission, by order, so permits, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist.

         Shareholders who purchased shares through a broker-dealer other than the Distributor may also redeem such shares by written request to the Transfer Agent which shares are held by the Transfer Agent at the address set forth in the Prospectus. To be considered in "good order", written requests for redemption should indicate the dollar amount or number of shares to be redeemed, refer to the shareholder's Fund account number, including either the social security or tax identification number. The request should be signed in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. If shares to be redeemed have a value of $5,000 or more or redemption proceeds are to be paid by someone other than the shareholder at the shareholder's address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association or a credit union that is authorized by its charter to provide a signature guarantee. The Transfer Agent may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees and custodians. Redemption requests given by facsimile will not be accepted. Unless other instructions are given in proper form, a check for the proceeds of the redemption will be sent to the shareholder's address of record.

         Share purchases and redemptions are governed by Maryland law.

COUNSEL AND INDEPENDENT ACCOUNTANTS

         Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates, CPAs, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been selected as independent accountants for the Fund.

OTHER INFORMATIONF:


         The Adviser has been continuously registered with the Securities Exchange Commission (SEC) under the 1940 Act since August 21, 2000. The Company has filed a registration statement under the Securities Act of 1933 and the 1940 Act with respect to the shares offered. Such registrations do not imply approval or supervision of the Fund or the Adviser by the SEC.

         For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                                     PART C
ITEM 23.
EXHIBIT NO                 DESCRIPTION OF EXHIBIT
----------                 ----------------------
(a)     Articles of Incorporation (See Note 1)
(b)     Bylaws (See Note 1)
(c)     Not Applicable.
(d)(1)  Investment Advisory Agreement (Imperial Financial Services Fund)
        (See Note 2)
(d)(2)  Form of Investment Advisory Agreement (Aii Aggressive Trading Fund)
        (See Note 2)
(d)(3) Form of Investment Advisory Agreement (MacroTrends Fund; Pheonix Management Fund; and Kaminski Poland Fund)(See Note 3)
(d)(4)  Form of Investment Advisory Agreement (Azzad/Dow Jones Ethical Market
        Fund)
(e)     (See Note 4)
(f)     Not Applicable.
(g)     Form of Custody Agreement (See Note 6)
(h)     Administrative Service Agreement (Imperial Financial Services Fund)
        (Aii Aggressive Trading Fund (See Note 2)
(h)(1) Form of Administrative Service Agreement (MacroTrends Fund; Pheonix Management Fund (See Note 6)
(h)(2)  Form of Administration Service Agreement (Azzad/Dow Jones Ethical Market
        Fund)(See Note 5)
(h)(3)  Form of Transfer Agency Agreement (See Note 2)
(h)(4)  Form of Transfer Agency Agreement (Azzad/Dow Jones Ethical Market Fund)
(i) Opinion of Spitzer & Feldman P.C. as to the legality of the securities being registered, including their consent to the filing thereof and as to the use of their names in the Prospectus (Imperial Financial Services
        Fund)(See Note 1)
(i)(1)  Consent of Spitzer & Feldman P.C. (Aii Aggressive Trading Fund)
        (See Note 2)
(i)(2)  Consent of Spitzer & Feldman P.C. (MacroTrends Fund) (See Note 3)
(i)(3)  Consent of Spitzer & Feldman P.C. (Pheonix Management Fund) (See Note 3)
(i)(4)  Consent of Spitzer & Feldman P.C. (Kaminski Poland Fund) (See Note 3)
(i)(5) Consent of Spitzer & Feldman P.C. (Azzad/Dow Jones Ethical Market Fund) (See Note 5)
(j) Consent of McCurdy & Associates, CPAs, Inc., independent auditors (Imperial Financial Services Fund) (See Note 2)
(j)(1)  Consent of McCurdy & Associates (Aii Aggressive Trading Fund)
        (See Note 3)
(j)(2)  Consent of McCurdy & Associates (MacroTrends Fund)(See Note 3)
(j)(3)  Consent of McCurdy & Associates (Pheonix Management Fund)  (See Note 3)
(j)(4)  Consent of McCurdy & Associates (Kaminski Poland Fund))(See Note 3)
(j)(5) Consent of McCurdy & Associates (Azzad/Dow Jones Ethical Market Fund) (See Note 6)
(k)     Not Applicable.
(l)     Subscription Letter (See Note 2)
(m)     Distribution (12b-1) Plan (Imperial Financial Services Fund)(See Note 2)
(m)(1)  Distribution (12b-1) Plan (Aii Aggressive Trading Fund)(See Note 2)
(m)(2) Distribution (12b-1) Plan (MacroTrends Fund; Pheonix Management Fund (See Note 6)
(m)(3)  Distribution (12b-1) Plan (Azzad/Dow Jones Ethical Market Fund)
        (See Note 4)
(n)     Not Applicable
(o)      Reserved
(p)      Code of Ethics (See Note 5)

--------------------------
Notes to Exhibits:

(1) Filed with the Securities and Exchange Commission as an Exhibit to the Registrant's Registration Statement (Reg. No. 333-46323) on February 13, 1998.

(2) Filed with the Securities and Exchange Commission as an Exhibit to Pre-Effective Amendment No. 2 to the Registration Statement (Reg. No. 333-46323) on January 25, 1999.

(3) Filed with the Securities and Exchange Commission as an Exhibit to Post-Effective Amendment No. 4 to the Registration Statement (Reg. No. 333-46323) on December 10, 1999.



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


(4) Filed with the Securities and Exchange Commission as an Exhibit to Post-Effective Amendment No. 7 to the Registration Statement (Reg. No. 333-46323) on August 15, 2000.

(5)     File Herewith

(6)     To be filed by future amendment


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT. Not applicable.

ITEM 25.  INDEMNIFICATION.

        (a) In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article NINTH of the Registrant's Articles of Incorporation provides as follows:

        "NINTH:(1) The Corporation shall indemnify (i) its currently acting and former directors and officers, whether serving the Corporation or at its request any other entity, to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

        (2) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

(a) Retirement Planning Company of New England, Inc. serves as investment adviser to Imperial Financial Services Fund. The description of Retirement Planning Company of New England, Inc. disclosed in the Prospectus and Statement of Additional Information of Imperial Financial Services Fund are incorporated by reference herein. Besides serving as investment adviser to the Fund, the Adviser is not currently (and has not during the past two years) engaged in any other business, profession, vocation or employment of a substantial nature.



                                       C2

(b) Pheonix Investment Management, Inc. serves as investment adviser to the Pheonix Management Fund. The description of Pheonix Investment Management, Inc. disclosed in the Prospectus and Statement of Additional Information of the Pheonix Management Fund is incorporated by reference herein.

        The address of Pheonix Investment Management, Inc. is: 2090 Palm Beach Lakes Blvd., Suite 700, West Palm Beach, FL 33409. The following are the directors and officers of Pheonix Investment Management, Inc., including any business connections of a substantial nature that they have had in the past two years. Unless other indicated, the address of any other business connection is also: 2090 Palm Beach Lakes Blvd., Suite 700, West Palm Beach, FL 33409.

---------------------- ---------------------------- ----------------------------
NAME                   TITLE                        BUSINESS CONNECTION

---------------------- ---------------------------- ----------------------------
Michael W. Burnick     President and CEO            Pheonix Investments, Inc.

---------------------- ---------------------------- ----------------------------
Michael S. Robinson    Executive Vice-president     Contractors Success Group,
                                                    Brentwood, TN; Service
                                                    Experts, Inc., Brentwood, TN

---------------------- ---------------------------- ----------------------------
Thomas D. Abrams       Director                     Pheonix Investments, Inc.
                                                    (2/97 - Present); Capital
                                                    Research Corp. (2/97 - 6/98)

(c) Yale Research and Management Co., Inc. serves as investment adviser to MacroTrends Funds. The description of Yale Research and Management Co., Inc. disclosed in the Prospectus and Statement of additional Information of MacroTrends Funds is incorporated by reference herein.

        The address of YaleFunds Management and Research Co. is 3980 Howard Hughes Parkway, Suite 400, Las Vegas, NV 89109. The following are the directors and officers of YaleFunds Management and Research Co., including any business connections of a substantial nature that they have had in the past two years. Unless otherwise indicated, the address of any other business connection is also 3980 Howard Hughes Parkway, Suite 400, Las Vegas, NV 89109.

---------------------- --------------- ---------------------------------
NAME                   TITLE           BUSINESS CONNECTION

---------------------- --------------- ---------------------------------
Yi Yale Wang           President       American Frontier Financial Corp.
                                       3800 Paradise Road, Las Vegas, NV
                                       89109 (3/98 - 8/99);
                                       Presidential Brokerage, Inc. 3753
                                       Howard Hughes Pkwy, Las Vegas, NV
                                       89109 (3/97 - 3/98)


(d) Azzad Asset Management, Inc. serves as investment adviser to the Azzad/Dow Jones Ethical Market Fund. The description of Azzad Asset Management, Inc. disclosed in the Prospectus and Statement of Additional Information of the Azzad/Dow Jones Ethical Market Fund is incorporated by reference herein.



                                       C3

        The address of Azzad Asset Management, Inc. is 8201 Greensboro Drive, Suite 1000, McLean, VA 22102. The following are the directors and officers of Azzad Asset Management, Inc., including any business connections of a substantial nature that they have had in the past two years. Unless otherwise indicated, the address of any other business connection is also

NAME                  TITLE                       BUSINESS CONNECTION

Bashar Qasem          President, Chief Executive  Founder, Ideal Network
                      Officer, Director           Systems, Fairfax, VA


F. Scott Valpey       Executive Vice President    Professional pension &
                      Investment Advisor          investment consultant, general
                      Officer, Director           securities principal (NASD
                                                  Series 24), Raymond James
                                                  Financial Svcs, Inc. (1983-99)

Khalid Al-Subaihi     Director                    Al-Irshad Trade Corporation &
                                                  Al-Fajer Printing Press
                                                  Company (1995-present)


Ziad Bassam Mohammed  Director                    Chairman, Dar Al-Balagh
 AlBassam                                         Broadcasting Group, Info-Win
                                                  Company and the Internet
                                                  Society

Khalid Hamed Zainy    Director                    President, Petrostar Co. Ltd.,
                                                  (1975-present); President,
                                                  Star Navigation Co., Ltd.,
                                                  Arabian Marine &
                                                  Terminal Services Co., Ltd.,
                                                  And Middle East Marine &
                                                  General Insurance Co., Jeddah.
ITEM 27.    PRINCIPAL UNDERWRITERS.

         (a) The principal underwriter of the Company's shares, AmeriMutual Fund Distributors, Inc. ("AFDI"), currently acts as a principal underwriter, depositor or investment adviser for the following other investment companies:

                  Canandaigua Funds
                  ICM Series Trust
                  iMillennium Capital Trust
                  MP 63 Fund
                  Alpha Funds
                  DCM Series Trust
                  The North Country Funds


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


         AFDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. AFDI is an indirect wholly-owned subsidiary of Orbitex Financial Services Group, Inc.

         (b) The following table contains information with respect to each director, officer or partner AFDI:

 -------------------------------------------------------------------------------
   NAME AND PRINCIPAL BUSINESS   POSITIONS AND OFFICES     POSITIONS AND OFFICES
             ADDRESS*               WITH UNDERWRITER            WITH REGISTRANT


 ----------------------------------------------------------------------------
 Christopher Klutch            Director, President, CEO                None

 ----------------------------------------------------------------------------
 Vali Nasr                     General Principal, Financial            None
                               and Operations Principal
 ----------------------------------------------------------------------------
 Nathan O'Steen                Vice President, General                 None
                               Principal, Chief Compliance
                               Officer

-----------------------------------------------------------------------------
Richard E. Stierwalt           Director, Chief Operations              None
                               Officer
-----------------------------------------------------------------------------

        * Unless otherwise indicated, all addresses are: c/o American Data Services, Inc., The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, NY 11788

         (c)           Not Applicable.

ITEM 28.     LOCATION OF ACCOUNTS AND RECORDS

The accounts and records of the Company required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are located, in whole or in part, at the office of American Data Services, Inc., The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788. The custodial records of Imperial Financial Services Fund are maintained at the offices of the custodian of the Imperial Financial Services Fund at Firstar Bank, N.A. at 615 East Michigan Street, Milwaukee, Wisconsin 53202. The custodial records of for MacroTrends Fund, Phoenix Management Fund and Azzad/Dow Jones Islamic Index Fund are maintained at the offices of those Funds custodian at Union Bank of California, N.A. at 350 California Street, San Francisco California 94104. Minutes of the meetings of the Board of Directors of the Company are maintained in the offices of the Company's legal counsel, Spitzer & Feldman P.C., at 405 Park Avenue, New York, New York 10022.

ITEM 29.       MANAGEMENT SERVICES

                Not applicable.

ITEM 30.        UNDERTAKINGS.

                Not Applicable






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



                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge and State of New York, on the 13th day of October, 2000.

                                                  QUESTAR FUNDS, INC.


                                                  By: /S/ MICHAEL MIOLA
                                                  ---------------------
                                                  Michael Miola, President

         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.


/S/ MICHAEL MIOLA              Chairman of the Board        October 13, 2000
-----------------              & President
Michael Miola


/S/DANIEL ABRAMSON             Director                     October 13, 2000
------------------
Daniel Abramson


/S/ PHILIP CAPALONGO           Director                     October 13, 2000
--------------------
Philip Capalongo


/S/ ANTHONY HERTL              Director                     October 13, 2000
-----------------
Anthony Hertl


/S/ DONALD SMITH               Director                     October 13, 2000
----------------
Donald Smith


The above persons signing as Directors are all of the members of the Company's Board of Directors.



/S/ MICHAEL WAGNER             Treasurer                    October 13, 2000
------------------
Michael Wagner



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